STATEMENT OF CASH FLOWS - Schedule of obtained (payments) of flows related to financing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Line Items]
Capital raising	$ 0	$ 7,217,900
Payments Capital	(567,363)	(8,891,330)
Payments Interest	(594,234)	(521,717)
Aircraft financing
Supplemental Cash Flow Information [Line Items]
Capital raising	0	0
Payments Capital	(251,388)	(331,292)
Payments Interest	(76,497)	(52,088)
Lease Liability
Supplemental Cash Flow Information [Line Items]
Capital raising	0	0
Payments Capital	(225,358)	(131,917)
Payments Interest	(173,924)	(49,076)
Non-aircraft financing
Supplemental Cash Flow Information [Line Items]
Capital raising	0	7,217,900
Payments Capital	(90,617)	(8,428,121)
Payments Interest	$ (343,813)	$ (420,553)